Significant Accounting Policies (Details Narrative) (10-K) - $ / shares		3 Months Ended	12 Months Ended
	Jan. 20, 2016	Nov. 30, 2017	Aug. 31, 2017
Accounting Policies [Abstract]
Estimate of economic life		5 years	5 years
Exchange rate for foreign currrency transaction			$ 0.1518
Foreign currrency transaction weighted average exchange rates			$ 0.1517
Reverse stock split	1-for-200